SIGNIFICANT ACCOUNTING POLICIES - TAXES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Abstract]
IRAP applicable tax rate (percent)	3.90%	3.90%	3.90%